Estimates, Significant Accounting Policies and Balance Sheet Detials (Other Non-Current Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unamortized financing costs (3 to 30 years)	$ 156	$ 126
Regulatory assets	85	86
Deferred Costs, Noncurrent	220	144
Restricted Cash and Investments, Noncurrent	177	378
Other	148	89
Total other non-current assets, net	$ 786	$ 823
Minimum [Member] | Financing Costs (3 to 30 years) [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum	3 years
Maximum [Member] | Financing Costs (3 to 30 years) [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum	30 years